UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Wallace R. Weitz & Company
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2010 • (UNAUDITED)

COMMON STOCKS — 85.0%	Shares	Value
Information Technology — 22.4%
Software & Services — 13.1%
Microsoft Corp.	1,800,000	$50,256,000
Accenture plc - CL A	800,000	38,792,000
Google, Inc. - CL A*	58,000	34,450,260
		123,498,260
Technology Hardware & Equipment — 9.3%
Texas Instruments, Inc.	1,470,000	47,775,000
Dell, Inc.*	3,000,000	40,650,000
		88,425,000
		211,923,260
Consumer Discretionary — 13.8%

Broadcasting & Cable TV — 6.2%
Comcast Corp. - CL A Special	1,426,100	29,677,141
Liberty Global, Inc. - Series C*	865,000	29,314,850
		58,991,991
Retailing — 4.8%
Liberty Media Corp. -
Interactive - Series A*	2,860,000	45,102,200
Media — 2.8%
Omnicom Group, Inc.	575,000	26,335,000
		130,429,191

	Shares	Value
Financials — 12.4%
Insurance — 9.5%
Aon Corp.	1,000,000	$46,010,000
Berkshire Hathaway, Inc. - CL B*	550,000	44,060,500
		90,070,500
Mortgage REIT’s — 2.9%
Redwood Trust, Inc.*	1,800,000	26,874,000
		116,944,500
Materials — 9.4%

Construction Materials — 4.9%
Martin Marietta Materials, Inc.	300,000	27,672,000
Vulcan Materials Co.	420,000	18,631,200
		46,303,200

Fertilizers & Agricultural Chemicals — 3.1%
Monsanto Co.	425,000	29,597,000
Industrial Gases — 1.4%
Praxair, Inc.	135,000	12,888,450
		88,788,650
Industrials — 9.2%
Transportation — 4.1%
United Parcel Service, Inc. - CL B	530,000	38,467,400
Industrial Conglomerates — 3.1%
Tyco International Ltd.	700,000	29,008,000
Aerospace & Defense — 2.0%
Lockheed Martin Corp.	275,000	19,225,250
		86,700,650

	Shares	Value
Health Care — 6.3%
Health Care Equipment & Services — 6.3%
Omnicare, Inc.	1,700,000	$43,163,000
Baxter International, Inc.	325,000	16,451,500
		59,614,500
Consumer Staples — 5.8%
Hypermarkets & Super Centers — 2.8%
Wal-Mart Stores, Inc.	500,000	26,965,000
Household & Personal Products — 1.5%
The Procter & Gamble Co.	220,000	14,152,600
Food Beverage & Tobacco — 1.5%
Diageo plc - Sponsored ADR	190,000	14,122,700
		55,240,300
Energy — 5.7%
Energy — 5.7%
ConocoPhillips	700,000	47,670,000
Southwestern Energy Co.*	173,300	6,486,619
		54,156,619
Other — 0.0%
Other — 0.0%
Adelphia Recovery Trust,
Series ACC-7* #	3,535,000	—
Total Common Stocks
(Cost $705,961,577)		803,797,670

SHORT-TERM SECURITIES — 14.5%	Principal amount or shares	Value
Wells Fargo Advantage Government Money Market Fund - Institutional Class 0.02%(a)	7,655,800	$7,655,800
U.S. Treasury Bills, 0.12% to 0.16%, 1/13/11 to 3/31/11(b)	$129,500,000	129,483,297

Total Short-Term Securities
(Cost $137,133,825)		137,139,097

Total Investments in Securities
(Cost $843,095,402)		940,936,767
Other Assets Less Other Liabilities — 0.5%		4,646,301
Net Assets — 100.0%		$945,583,068
Net Asset Value Per Share		$28.45

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2010.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.

See Notes to Schedules of Investments

PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2010 • (UNAUDITED)

COMMON STOCKS — 78.5%	Shares	Value
Consumer Discretionary — 22.8%
Broadcasting & Cable TV — 6.3%
Liberty Global, Inc. - Series C*	600,000	$20,334,000
Comcast Corp. - CL A Special	650,000	13,526,500
Liberty Media Corp. - Starz - Series A*	160,000	10,636,800
		44,497,300
Retailing — 5.3%
Liberty Media Corp. - Interactive - Series A*	1,900,000	29,963,000
Cabela’s, Inc. - CL A*	337,454	7,339,625
		37,302,625
Media — 4.5%
Live Nation Entertainment, Inc.*	1,300,000	14,846,000
Liberty Media Corp. - Capital - Series A*	160,000	10,009,600
The Washington Post Co. - CL B	15,000	6,592,500
		31,448,100
Education Services — 3.1%
Grand Canyon Education, Inc.*	950,000	18,610,500
Strayer Education, Inc.	18,000	2,739,960
		21,350,460
Consumer Durables & Apparel — 2.0%
Mohawk Industries, Inc.* (c)	250,000	14,190,000
Consumer Services — 1.6%
Interval Leisure Group, Inc.*	700,000	11,298,000
		160,086,485

	Shares	Value
Information Technology — 18.9%
Software & Services — 11.7%
Microsoft Corp.	1,020,000	$28,478,400
Accenture plc - CL A	460,000	22,305,400
Google, Inc. - CL A*	26,000	15,443,220
ACI Worldwide, Inc.*	300,000	8,061,000
The Knot, Inc.*	800,000	7,904,000
		82,192,020
Technology Hardware & Equipment — 7.2%
Dell, Inc.*	1,900,000	25,745,000
Texas Instruments, Inc.	760,000	24,700,000
		50,445,000
		132,637,020
Financials — 13.2%

Insurance — 9.8%
Berkshire Hathaway, Inc. - CL B*	350,000	28,038,500
Aon Corp.	550,000	25,305,500
Willis Group Holdings Ltd.	300,000	10,389,000
Brown & Brown, Inc.	200,000	4,788,000
		68,521,000
Mortgage REIT’s — 3.4%
Redwood Trust, Inc.*	1,610,000	24,037,300
		92,558,300
Health Care — 7.5%
Health Care Equipment & Services — 7.5%
Omnicare, Inc.	1,300,000	33,007,000
Laboratory Corp. of America Holdings*	225,000	19,782,000
		52,789,000
Materials — 7.0%
Construction Materials — 5.0%
Eagle Materials, Inc.	550,000	15,537,500
Martin Marietta Materials, Inc.	160,000	14,758,400
Vulcan Materials Co.	100,000	4,436,000
		34,731,900
Fertilizers & Agricultural Chemicals — 1.5%
Monsanto Co.	155,000	10,794,200
Metals & Mining — 0.5%
Compass Minerals International, Inc.	40,700	3,633,289
		49,159,389

	Shares	Value
Energy — 6.2%
Energy — 6.2%
SandRidge Energy, Inc.*	3,200,000	$23,424,000
ConocoPhillips	300,000	20,430,000
		43,854,000
Industrials — 2.9%
Industrial Conglomerates — 2.2%
Tyco International Ltd.	365,000	15,125,600
Commercial Services & Supplies — 0.7%
Iron Mountain, Inc.	200,000	5,002,000
		20,127,600
Other — 0.0%
Other — 0.0%
Adelphia Recovery Trust, Series ACC-7* #	2,310,000	—
Total Common Stocks (Cost $483,368,671)		551,211,794

SHORT-TERM SECURITIES — 21.6%	Principal amount or shares	Value
Wells Fargo Advantage Government Money Market Fund -Institutional Class 0.02%(a)	5,304,054	$5,304,054
U.S. Treasury Bills, 0.11% to 0.14%, 1/13/11 to 3/31/11(b)	$146,500,000	146,485,711
Total Short-Term Securities
(Cost $151,783,342)		151,789,765
Total Investments in Securities
(Cost $635,152,013)		703,001,559
Options Written — 0.0%		(70,000)
Other Liabilities in Excess of Other Assets — (0.1%)		(511,638)
Net Assets — 100.0%		$702,419,921
Net Asset Value Per Share		$20.59

OPTIONS WRITTEN*	Expiration date/ Strike price	Shares subject to option	Value
Covered Call Options
Mohawk Industries, Inc.	Feb. 2011 / $60	50,000	$(70,000)
Total Options Written
(premiums received $166,747)			$(70,000)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2010.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Fully or partially pledged on outstanding written options.

See Notes to Schedules of Investments

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2010 • (UNAUDITED)

COMMON STOCKS — 89.1%	Shares	Value
Consumer Discretionary — 31.4%
Broadcasting & Cable TV — 10.3%
Liberty Global, Inc. - Series C* (a)	372,938	$12,638,869
Discovery Communications, Inc. - CL C* (a)	340,000	12,474,600
Liberty Media Corp. -Starz - Series A*	95,000	6,315,600
Cumulus Media, Inc. - CL A*	1,340,000	5,775,400
		37,204,469
Media — 9.9%
Ascent Media Corp. - CL A*	375,000	14,535,000
Liberty Media Corp. -Capital - Series A* (a)	170,000	10,635,200
Live Nation Entertainment, Inc.*	925,000	10,563,500
		35,733,700
Retailing — 5.5%
Liberty Media Corp. -Interactive - Series A* (a)	1,075,000	16,952,750
Cabela’s, Inc. - CL A* (a)	134,900	2,934,075
		19,886,825
Education Services — 2.6%
Grand Canyon Education, Inc.*	480,000	9,403,200
Consumer Durables & Apparel — 1.6%
Mohawk Industries, Inc.*	100,000	5,676,000
Consumer Services — 1.5%
Interval Leisure Group, Inc.*	320,000	5,164,800
		113,068,994

	Shares	Value
Information Technology — 20.9%
Software & Services — 12.4%
Microsoft Corp.	500,000	$13,960,000
Accenture plc - CL A	195,000	9,455,550
Google, Inc. - CL A* (a)	12,000	7,127,640
The Knot, Inc.*	680,000	6,718,400
ACI Worldwide, Inc.*	166,200	4,465,794
Intelligent Systems Corp.* # †	2,270,000	2,928,300
		44,655,684
Technology Hardware & Equipment — 8.5%
Texas Instruments, Inc.	550,000	17,875,000
Dell, Inc.* (a)	921,310	12,483,750
Continental Resources* #	700	280,000
		30,638,750
		75,294,434
Financials — 13.3%
Insurance — 9.7%
Aon Corp.	350,000	16,103,500
Berkshire Hathaway, Inc. - CL B* (a)	190,000	15,220,900
Willis Group Holdings Ltd.	100,000	3,463,000
		34,787,400

Mortgage REIT’s — 3.6%
Redwood Trust, Inc.* (a)	870,000	12,989,100
		47,776,500
Energy — 9.1%
Energy — 9.1%
SandRidge Energy, Inc.*	2,200,000	16,104,000
ConocoPhillips(a)	200,000	13,620,000
Southwestern Energy Co.*	80,000	2,994,400
		32,718,400

	Shares	Value
Health Care — 8.1%
Health Care Equipment & Services — 8.1%
Omnicare, Inc.(a)	800,000	$20,312,000
Laboratory Corp. of America Holdings* (a)	100,000	8,792,000
		29,104,000
Materials — 3.6%
Construction Materials — 3.6%
Martin Marietta Materials, Inc.(a)	80,000	7,379,200
Eagle Materials, Inc.	200,000	5,650,000
		13,029,200
Industrials — 2.3%
Industrial Conglomerates — 1.6%
Tyco International Ltd.	140,000	5,801,600
Commercial Services & Supplies — 0.7%
Iron Mountain, Inc.	100,000	2,501,000
		8,302,600
Consumer Staples — 0.4%
Household & Personal Products — 0.4%
Energizer Holdings, Inc.*	20,000	1,458,000
Total Common Stocks
(Cost $247,611,772)		320,752,128

PUT OPTIONS* — 0.0%	Expiration date/ Strike price	Shares subject to option	Value
Put Options
Ishares Russell 2000 Fund	Jan. 2011 / $74	10,000	4,400
(premiums paid $35,250)

SHORT-TERM SECURITIES — 10.1%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -Institutional Class 0.02%(b)
(Cost $36,424,302)	36,424,302	$36,424,302
Total Investments in Securities
(Cost $284,071,324)		357,180,830
Due From Broker(a) — 14.5%		52,421,492
Securities Sold Short — (13.9%)		(50,150,570)
Options Written — 0.0%		(49,650)
Other Assets Less Other Liabilities — 0.2%		783,466
Net Assets — 100.0%		$360,185,568
Net Asset Value Per Share		$11.64

SECURITIES SOLD SHORT — (13.9%)
Discovery Communications, Inc. - CL A	373,100	$(15,558,270)
Ishares Russell 2000 Fund	220,000	(17,210,600)
Ishares Russell 2000 Value Fund	130,000	(9,241,700)
Ishares Russell Midcap Fund	80,000	(8,140,000)
Total Securities Sold Short
(proceeds $49,526,910)		$(50,150,570)

OPTIONS WRITTEN*	Expiration date/ Strike price	Shares subject to option	Value
Covered Call Options
Ishares Russell 2000 Fund	Jan. 2011 / $74	10,000	$(49,650)
Total Options Written
(premiums received $27,550)			$(49,650)

*	Non-income producing
†	Controlled affiliate
#	Illiquid and/or restricted security that has been fair valued.
(a)	Fully or partially pledged as collateral on securities sold short and outstanding written options.
(b)	Rate presented represents the annualized 7-day yield at December 31, 2010.

See Notes to Schedules of Investments

HICKORY FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2010 • (UNAUDITED)

COMMON STOCKS — 76.0%	Shares	Value
Consumer Discretionary — 34.5%
Media — 11.2%
Ascent Media Corp. - CL A*	304,000	$11,783,040
Liberty Media Corp. - Capital - Series A*	160,000	10,009,600
Live Nation Entertainment, Inc.*	825,000	9,421,500
The Washington Post Co. - CL B	4,000	1,758,000
		32,972,140
Broadcasting & Cable TV — 7.5%
Liberty Global, Inc. - Series C*	316,000	10,709,240
Liberty Media Corp. -
Starz - Series A*	80,000	5,318,400
Knology, Inc.*	200,000	3,126,000
Cumulus Media, Inc. - CL A*	560,000	2,413,600
CIBL, Inc.#	1,005	608,025
		22,175,265
Retailing — 6.0%
Liberty Media Corp. -
Interactive - Series A*	930,000	14,666,100
Cabela’s, Inc. - CL A*	134,900	2,934,075
		17,600,175
Consumer Durables & Apparel — 4.5%
Mohawk Industries, Inc.*(c)	160,000	9,081,600
Iconix Brand Group, Inc.*	150,000	2,896,500
Skechers U.S.A., Inc. - CL A*	70,000	1,400,000
		13,378,100
Education Services — 3.4%
Grand Canyon Education, Inc.*	430,000	8,423,700
Strayer Education, Inc.	10,000	1,522,200
		9,945,900
Consumer Services — 1.9%
Interval Leisure Group, Inc.*	350,000	5,649,000
		101,720,580

	Shares	Value
Financials — 11.2%
Insurance — 6.6%
Aon Corp.	270,000	$12,422,700
Brown & Brown, Inc.	150,000	3,591,000
Willis Group Holdings Ltd.	100,000	3,463,000
		19,476,700
Mortgage REIT’s — 3.8%
Redwood Trust, Inc.*	750,000	11,197,500
Investment Banking & Brokerage — 0.5%
TD Ameritrade Holding Corp.*	80,000	1,519,200
Thrifts & Mortgage Finance — 0.2%
Tree.com, Inc.*	60,000	566,400
Real Estate Services — 0.1%
Kennedy-Wilson Holdings, Inc.*	30,000	299,700
Kennedy-Wilson Holdings, Inc. - Warrants, expiration date 11/14/14*	10,000	15,000
		314,700
		33,074,500
Health Care — 9.7%
Health Care Equipment & Services — 9.2%
Omnicare, Inc.	650,000	16,503,500
Laboratory Corp. of America Holdings*	120,000	10,550,400
		27,053,900
Managed Health Care — 0.5%
eHealth, Inc.*	100,000	1,419,000
		28,472,900

	Shares	Value
Materials — 6.2%
Construction Materials — 5.1%
Martin Marietta Materials, Inc.	80,000	$7,379,200
Eagle Materials, Inc.	210,000	5,932,500
Vulcan Materials Co.	40,000	1,774,400
		15,086,100
Metals & Mining — 1.1%
Compass Minerals International, Inc.	35,000	3,124,450
		18,210,550
Energy — 5.2%
Energy — 5.2%
SandRidge Energy, Inc.*	2,100,000	15,372,000
Information Technology — 4.4%
Software & Services — 4.1%
The Knot, Inc.*	630,000	6,224,400
ACI Worldwide, Inc.*	156,200	4,197,094
SAIC, Inc.*	100,000	1,586,000
		12,007,494
Technology Hardware & Equipment — 0.3%
FLIR Systems, Inc.*	30,000	892,500
		12,899,994
Consumer Staples — 2.1%
Household & Personal Products — 2.1%
Prestige Brands Holdings, Inc.*	280,000	3,346,000
Energizer Holdings, Inc.*	40,000	2,916,000
		6,262,000
Industrials — 1.7%
Commercial Services & Supplies — 1.7%
Iron Mountain, Inc.	200,000	5,002,000

	Shares	Value
Telecommunication Services — 1.0%
Telecommunication Services — 1.0%
LICT Corp.* #	1,005	$2,663,250
ICTC Group, Inc. - CL A* #	13,065	146,328
		2,809,578
Total Common Stocks
(Cost $179,707,377)		223,824,102

SHORT-TERM SECURITIES — 23.8%	Principal amount or shares	Value
Wells Fargo Advantage Government Money Market Fund -Institutional Class 0.02%(a)	2,776,203	2,776,203
U.S. Treasury Bills, 0.12% to 0.13%, 1/13/11 to 2/17/11(b)	$67,500,000	67,496,084
Total Short-Term Securities
(Cost $70,269,472)		70,272,287
Total Investments in Securities
(Cost $249,976,849)		294,096,389
Options Written — 0.0%		(42,000)
Other Assets Less Other Liabilities — 0.2%		626,790
Net Assets — 100.0%		$294,681,179
Net Asset Value Per Share		$37.98

OPTIONS WRITTEN*	Expiration date/ Strike price	Shares subject to option	Value
Covered Call Options
Mohawk Industries, Inc.	Feb. 2011 / $60	30,000	$(42,000)
Total Options Written
(premiums received $100,048)			$(42,000)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2010.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Fully or partially pledged on outstanding written options.

See Notes to Schedules of Investments

BALANCED FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2010 • (UNAUDITED)

COMMON STOCKS — 60.5%	Shares	Value
Consumer Discretionary — 11.4%
Retailing — 3.5%
Liberty Media Corp. - Interactive - Series A*	100,000	$1,577,000
Target Corp.	12,500	751,625
Cabela’s, Inc. - CL A*	22,500	489,375
		2,818,000
Education Services — 3.3%
Grand Canyon Education, Inc.*	100,000	1,959,000
Strayer Education, Inc.	5,000	761,100
		2,720,100
Media — 2.0%
Omnicom Group, Inc.	30,000	1,374,000
Live Nation Entertainment, Inc.*	25,000	285,500
		1,659,500
Broadcasting & Cable TV — 1.5%
Comcast Corp. - CL A Special	60,000	1,248,600
Consumer Durables & Apparel — 1.1%
Mohawk Industries, Inc.*	15,000	851,400
		9,297,600
Information Technology — 11.3%
Software & Services — 6.8%
Microsoft Corp.	95,000	2,652,400
Accenture plc - CL A	42,500	2,060,825
Google, Inc. - CL A*	1,500	890,955
		5,604,180
Technology Hardware & Equipment — 4.5%
Dell, Inc.*	125,000	1,693,750
Texas Instruments, Inc.	32,500	1,056,250
FLIR Systems, Inc.*	30,000	892,500
		3,642,500
		9,246,680

	Shares	Value
Materials — 9.0%
Construction Materials — 4.6%
Martin Marietta Materials, Inc.	20,000	$1,844,800
Eagle Materials, Inc.	40,000	1,130,000
Vulcan Materials Co.	17,500	776,300
		3,751,100
Industrial Gases — 1.8%
Praxair, Inc.	15,000	1,432,050
Fertilizers & Agricultural Chemicals — 1.5%
Monsanto Co.	18,000	1,253,520
Metals & Mining — 1.1%
Compass Minerals International, Inc.	10,000	892,700
		7,329,370
Financials — 8.8%
Insurance — 6.9%
Aon Corp.	44,000	2,024,440
Willis Group Holdings Ltd.	35,000	1,212,050
Berkshire Hathaway, Inc. - CL B*	15,000	1,201,650
Brown & Brown, Inc.	50,000	1,197,000
		5,635,140
Mortgage REIT’s — 1.9%
Redwood Trust, Inc.*	105,000	1,567,650
		7,202,790
Health Care — 6.2%
Health Care Equipment & Services — 6.2%
Omnicare, Inc.	90,000	2,285,100
Laboratory Corp. of America Holdings*	22,000	1,934,240
Baxter International, Inc.	17,500	885,850
		5,105,190

	Shares	Value
Industrials — 5.6%
Transportation — 2.4%
United Parcel Service, Inc. - CL B	27,500	$1,995,950
Commercial Services & Supplies — 2.2%
Iron Mountain, Inc.	37,500	937,875
Republic Services, Inc.	27,500	821,150
		1,759,025
Aerospace & Defense — 1.0%
Lockheed Martin Corp.	12,000	838,920
		4,593,895
Consumer Staples — 4.6%
Hypermarkets & Super Centers — 2.0%
Wal-Mart Stores, Inc.	30,000	1,617,900
Food Beverage & Tobacco — 1.8%
Diageo plc - Sponsored ADR	20,000	1,486,600
Household & Personal Products — 0.8%
The Procter & Gamble Co.	10,000	643,300
		3,747,800
Energy — 3.6%
Energy — 3.6%
ConocoPhillips	20,000	1,362,000
Apache Corp.	5,000	596,150
EOG Resources, Inc.	5,000	457,050
Devon Energy Corp.	3,500	274,785
Southwestern Energy Co.*	7,000	262,010
		2,951,995
Total Common Stocks
(Cost $40,908,264)		49,475,320

CORPORATE BONDS — 9.3%	Principal amount	Value
American Express Credit Corp.
7.3% 8/20/13	$650,000	$732,901
Comcast Corp.
6.5% 1/15/15	300,000	341,925
4.95% 6/15/16	193,000	208,188
Dell, Inc.
5.625% 4/15/14	250,000	276,279
Host Hotels & Resorts LP
6.875% 11/01/14	500,000	517,500
JP Morgan Chase & Co.
4.75% 5/01/13	100,000	107,123
Level 3 Financing, Inc.
9.25% 11/01/14	750,000	748,125
Liberty Media LLC
5.7% 5/15/13	750,000	776,250
Markel Corp.
6.8% 2/15/13	500,000	529,919
Mohawk Industries, Inc.
6.5% 1/15/11	400,000	401,000
QVC, Inc.
7.125% 4/15/17(d)	400,000	421,000
Time Warner Cable, Inc.
5.4% 7/02/12	250,000	265,504
7.5% 4/01/14	120,000	137,717
USG Corp.
6.3% 11/15/16	800,000	704,000
Valmont Industries, Inc.
6.875% 5/01/14	350,000	358,750
WellPoint, Inc.
6.0% 2/15/14	250,000	278,059
Wells Fargo & Co.
4.375% 1/31/13	750,000	794,083
Total Corporate Bonds
(Cost $6,796,048)		7,598,323

MORTGAGE- BACKED SECURITIES — 5.6%(c)	Principal amount	Value
Federal Home Loan Mortgage Corporation — 2.3%
Collateralized Mortgage Obligations — 2.3%
2975 CL OD — 5.5% 2027 (0.1 years)	$361,300	$362,065
2945 CL PC — 5.5% 2028 (0.2 years)	170,856	172,070
3200 CL AD — 5.5% 2029 (0.4 years)	115,052	116,953
R001 CL AE — 4.375% 2015 (0.6 years)	118,870	121,246
2831 CL AB — 5.0% 2018 (1.1 years)	103,608	107,716
2542 CL LD — 5.0% 2022 (1.2 years)	299,069	311,952
2926 CL AB — 5.0% 2019 (1.3 years)	281,352	293,151
2627 CL LE — 3.0% 2017 (1.5 years)	356,138	364,730
		1,849,883
Federal National Mortgage Association — 2.8%
Collateralized Mortgage Obligations — 2.4%
2003-4 CL PD — 5.0% 2016 (0.2 years)	79,824	80,130
2005-59 CL PB — 5.5% 2028 (0.6 years)	473,956	485,798
2003-83 CL VA — 5.5% 2014 (0.7 years)	175,540	180,802
2002-91 CL QG — 5.0% 2018 (2.4 years)	637,885	682,100
2003-9 CL DB — 5.0% 2018 (2.9 years)	500,000	540,125
		1,968,955
Pass-Through Securities — 0.4%
995755 — 4.5% 2024 (3.1 years)	338,874	355,500
		2,324,455
Non-Government Agency — 0.5%
Collateralized Mortgage Obligations — 0.5%
CDMC 2003-7P CL A4 — 3.37% 2017
(Adjustable Rate) (0.7 years)(d)	265,775	270,710
Chase 2004-S1 CL A6 — 4.5% 2019
(2.3 years)	193,531	178,614
		449,324
Total Mortgage-Backed Securities
(Cost $4,452,834)		4,623,662

TAXABLE MUNICIPAL BONDS — 0.4%	Principal amount or shares	Value
University of California 4.85% 5/15/13
(Cost $299,002)	$300,000	$323,514

SHORT-TERM SECURITIES — 23.9%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.02%(a)	544,526	544,526
U.S. Treasury Bills, 0.12% to 0.16%,
1/13/11 to 3/31/11(b)	$19,000,000	18,997,794
Total Short-Term Securities
(Cost $19,541,340)		19,542,320
Total Investments in Securities
(Cost $71,997,488)		81,563,139
Other Assets Less Other Liabilities — 0.3%		260,796
Net Assets — 100.0%		$81,823,935
Net Asset Value Per Share		$11.35

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at December 31, 2010.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Number of years indicated represents estimated average life of mortgage-backed securities.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedules of Investments

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2010 • (UNAUDITED)

CORPORATE BONDS — 33.4%	Principal amount	Value
American Express Co.
Centurion Bank 5.55% 10/17/12	$2,000,000	$2,140,150
Credit Corp. 7.3% 8/20/13	3,260,000	3,675,780
FSB Bank 5.55% 10/17/12	1,609,000	1,721,751
FSB Bank 6.0% 9/13/17	2,500,000	2,789,883
8.125% 5/20/19	1,000,000	1,246,185
Anheuser-Busch InBev
4.125% 1/15/15	6,000,000	6,325,164
Aon Corp.
7.375% 12/14/12	10,879,000	11,853,671
AutoZone, Inc.
5.75% 1/15/15	1,250,000	1,376,668
Berkshire Hathaway Finance Corp.
2.125% 2/11/13	3,000,000	3,065,544
4.6% 5/15/13	3,000,000	3,228,744
4.625% 10/15/13	2,129,000	2,313,467
4.85% 1/15/15	1,500,000	1,641,905
5.4% 5/15/18	5,000,000	5,493,710
Boston Properties LP
5.625% 4/15/15	2,000,000	2,189,048
5.875% 10/15/19	4,000,000	4,345,284
Comcast Corp.
10.625% 7/15/12	2,000,000	2,266,644
6.5% 1/15/15	2,081,000	2,371,820
4.95% 6/15/16	675,000	728,120
5.15% 3/01/20	3,000,000	3,156,792
Dell, Inc.
5.625% 4/15/14	1,250,000	1,381,395
Diageo Capital plc
4.85% 5/15/18	3,941,000	4,117,549
DIRECTV Holdings
4.75% 10/01/14	2,000,000	2,133,344
6.375% 6/15/15	8,000,000	8,310,000
7.625% 5/15/16	7,000,000	7,769,860
Expedia, Inc.
7.456% 8/15/18	13,000,000	14,885,000
5.95% 8/15/20	1,000,000	1,010,000
FiServ, Inc.
3.125% 10/01/15	1,000,000	991,264
Goldman Sachs Group, Inc.
5.95% 1/18/18	4,000,000	4,345,800
Host Hotels & Resorts LP
6.875% 11/01/14	5,000,000	5,175,000
JP Morgan Chase & Co.
5.35% 2/01/12 (Bear Stearns Co., Inc.)	2,000,000	2,093,384
4.75% 5/01/13	1,900,000	2,035,333
5.15% 10/01/15	5,500,000	5,823,015
2.6% 1/15/16	10,000,000	9,714,040
6.3% 4/23/19	2,500,000	2,850,318

	Principal amount	Value
Kraft Foods, Inc.
2.625% 5/08/13	$1,000,000	$1,029,002
Laboratory Corp. of America Holdings
3.125% 5/15/16	1,250,000	1,236,890
Leucadia National Corp.
7.125% 3/15/17	9,000,000	9,315,000
Level 3 Financing, Inc.
9.25% 11/01/14	2,000,000	1,995,000
Liberty Media LLC
5.7% 5/15/13	11,240,000	11,633,400
Markel Corp.
6.8% 2/15/13	15,555,000	16,485,780
7.125% 9/30/19	4,566,000	4,966,388
Mead Johnson Nutrition Co.
3.5% 11/01/14	2,000,000	2,070,008
MetLife, Inc.
2.375% 2/06/14	1,000,000	1,005,489
Mohawk Industries, Inc.
6.5% 1/15/11	13,695,000	13,729,238
6.875% 1/15/16	18,905,000	20,370,137
News America Holdings
9.25% 2/01/13	2,222,000	2,562,077
Omnicare, Inc.
6.125% 6/01/13	11,793,000	11,910,930
Omnicom Group, Inc.
5.9% 4/15/16	7,000,000	7,810,264
QVC, Inc.
7.125% 4/15/17(d)	6,600,000	6,946,500
7.5% 10/01/19(d)	4,000,000	4,230,000
Republic Services, Inc. (Allied Waste)
7.125% 5/15/16	16,545,000	17,536,509
6.875% 6/01/17	3,050,000	3,359,380
Swiss Re (General Electric Global Insurance)
6.45% 3/01/19	5,000,000	5,345,535
Target Corp.
8.6% 1/15/12	3,000,000	3,204,159
Time Warner Cable, Inc.
5.4% 7/02/12	2,000,000	2,124,030
7.5% 4/01/14	1,700,000	1,950,998
Time Warner, Inc.
3.15% 7/15/15	500,000	508,542
UnitedHealth Group, Inc.
4.75% 2/10/14	178,000	190,654
USG Corp.
6.3% 11/15/16	5,000,000	4,400,000
Valmont Industries, Inc.
6.875% 5/01/14	6,240,000	6,396,000

	Principal amount	Value
Vornado Realty Trust
4.25% 4/01/15	$9,315,000	$9,412,584
Washington Post Co.
7.25% 2/01/19	3,500,000	3,986,332
WellPoint, Inc.
5.0% 1/15/11	1,000,000	1,001,062
6.0% 2/15/14	2,000,000	2,224,472
Wells Fargo & Co.
4.375% 1/31/13	4,000,000	4,235,108
3.75% 10/01/14	6,000,000	6,268,770
4.875% 2/01/15 (Wachovia Bank)	6,070,000	6,442,923
Whirlpool Corp.
8.0% 5/01/12	1,000,000	1,077,960
Willis North America, Inc.
6.2% 3/28/17	13,576,000	13,967,993
WM Wrigley Jr. Co.
3.05% 6/28/13(d)	7,500,000	7,665,202
3.7% 6/30/14(d)	7,500,000	7,731,720
Yum! Brands, Inc.
4.25% 9/15/15	1,000,000	1,056,310
Total Corporate Bonds
(Cost $345,206,992)		361,947,978

MORTGAGE-BACKED SECURITIES — 34.7%(c)
Federal Home Loan Mortgage Corporation — 12.7%
Collateralized Mortgage Obligations — 6.1%
2743 CL HC — 4.5% 2015 (0.0 years)	112,375	112,367
2765 CL JN — 4.0% 2019 (0.0 years)	33,150	33,147
2975 CL OD — 5.5% 2027 (0.1 years)	1,219,388	1,221,971
2945 CL PC — 5.5% 2028 (0.2 years)	683,423	688,279
3200 CL NA — 5.5% 2032 (0.3 years)	448,343	454,522
2587 CL UD — 5.5% 2031 (0.3 years)	1,733,829	1,754,408
3200 CL AD — 5.5% 2029 (0.4 years)	1,955,892	1,988,194
R001 CL AE — 4.375% 2015 (0.6 years)	713,220	727,474
2999 CL NB — 4.5% 2017 (0.7 years)	3,089,517	3,163,342
2829 CL DJ — 4.5% 2018 (0.9 years)	2,291,223	2,360,634
3098 CL HA — 5.5% 2023 (1.0 years)	1,484,644	1,541,271
R009 CL AJ — 5.75% 2018 (1.0 years)	526,638	551,631
3036 CL JH — 5.0% 2031 (1.1 years)	2,574,998	2,655,553
2831 CL AB — 5.0% 2018 (1.1 years)	414,431	430,866
3042 CL HA — 5.5% 2029 (1.2 years)	1,844,819	1,936,588
2579 CL PC — 5.5% 2032 (1.2 years)	1,685,982	1,768,613
2549 CL PD — 5.5% 2031 (1.3 years)	3,337,663	3,507,546
2906 CL HK — 5.0% 2032 (1.3 years)	2,905,879	3,018,993

	Principal amount	Value
2947 CL B — 5.0% 2032 (1.3 years)	$1,169,078	$1,214,389
R010 CL AB — 5.5% 2019 (1.5 years)	2,709,013	2,858,795
2627 CL LE — 3.0% 2017 (1.5 years)	623,241	638,278
R011 CL AB — 5.5% 2020 (1.6 years)	1,058,392	1,121,010
3556 CL MA — 5.0% 2037 (1.8 years)	2,368,988	2,481,472
2937 CL HJ — 5.0% 2019 (1.8 years)	2,615,935	2,769,820
3566 CL DB — 4.0% 2022 (1.9 years)	6,255,116	6,590,197
3562 CL KA — 4.0% 2022 (2.0 years)	7,517,962	7,847,796
3229 CL HB — 5.0% 2025 (2.1 years)	1,907,502	2,015,805
2574 CL JM — 5.0% 2022 (2.2 years)	1,262,620	1,342,522
3170 CL EA — 4.5% 2020 (2.2 years)	3,023,300	3,193,056
3544 CL KA — 4.5% 2023 (2.3 years)	6,287,874	6,699,918
		66,688,457
Pass-Through Securities — 6.6%
EO1386 — 5.0% 2018 (2.4 years)	203,871	217,215
G18190 — 5.5% 2022 (2.9 years)	300,386	322,164
G18296 — 4.5% 2024 (3.1 years)	5,669,196	5,926,082
G18306 — 4.5% 2024 (3.1 years)	10,459,154	10,933,084
G13300 — 4.5% 2023 (3.4 years)	2,725,333	2,852,231
G13517 — 4.0% 2024 (3.7 years)	9,343,486	9,612,111
G18308 — 4.0% 2024 (3.7 years)	11,173,157	11,494,385
J13949 — 3.5% 2025 (5.1 years)	15,000,000	15,117,187
E02804 — 3.0% 2025 (5.8 years)	15,000,000	14,697,657
		71,172,116
		137,860,573
Federal National Mortgage Association — 20.8%
Collateralized Mortgage Obligations — 9.6%
2003-16 CL PD — 5.0% 2016 (0.5 years)	1,524,490	1,551,062
2004-81 CL KC — 4.5% 2017 (0.5 years)	945,018	960,558
2005-59 CL PB — 5.5% 2028 (0.6 years)	1,458,326	1,494,764
2003-27 CL DW — 4.5% 2017 (0.9 years)	878,206	904,889
2003-92 CL PD — 4.5% 2017 (1.0 years)	1,875,777	1,936,192
2006-9 CL GA — 5.5% 2033 (1.0 years)	3,070,586	3,191,678
2005-9 CL A — 5.0% 2031 (1.1 years)	1,715,599	1,764,971
2006-22 CL DA — 5.5% 2033 (1.1 years)	1,095,956	1,143,763
2006-78 CL AV — 6.5% 2017 (1.4 years)	1,585,263	1,691,286
2006-21 CL CA — 5.5% 2029 (1.4 years)	1,531,801	1,615,510
2007-32 CL BA — 5.5% 2034 (1.4 years)	4,741,953	5,002,540
2003-43 CL EX — 4.5% 2017 (1.5 years)	363,038	379,561
2004-40 CL BA — 4.5% 2018 (1.5 years)	2,123,751	2,220,283

	Principal amount	Value
2003-39 CL LC — 5.0% 2022 (1.7 years)	$490,395	$517,139
2009-27 CL JA — 5.0% 2036 (1.7 years)	2,004,866	2,091,079
2008-54 CL EC — 5.0% 2035 (1.8 years)	4,394,419	4,599,904
2007-42 CL YA — 5.5% 2036 (1.8 years)	2,647,651	2,860,596
2003-37 CL QD — 5.0% 2032 (2.0 years)	2,456,899	2,585,585
2003-86 CL KT — 4.5% 2018 (2.0 years)	1,142,979	1,200,712
2004-78 CL AB — 5.0% 2032 (2.1 years)	11,836,623	12,503,376
2005-9 CL AC — 5.0% 2033 (2.2 years)	12,466,130	13,145,752
2005-1 CL KA — 5.0% 2033 (2.2 years)	9,454,002	9,980,312
2010-9 CL CA — 5.0% 2037 (2.3 years)(f)	12,873,192	13,773,182
2009-52 CL DC — 4.5% 2023 (2.4 years)	1,849,747	1,947,910
2009-44 CL A — 4.5% 2023 (2.5 years)	2,560,739	2,692,748
2003-9 CL DB — 5.0% 2018 (2.9 years)	1,000,000	1,080,249
2005-91 CL DA — 4.5% 2020 (2.9 years)	10,754,858	11,372,804
		104,208,405
Pass-Through Securities — 11.2%
254863 — 4.0% 2013 (1.1 years)	160,426	167,642
255291 — 4.5% 2014 (1.5 years)	267,593	284,262
256982 — 6.0% 2017 (2.3 years)	596,527	645,094
251787 — 6.5% 2018 (2.4 years)	21,209	23,248
254907 — 5.0% 2018 (2.6 years)	680,297	728,555
888439 — 5.5% 2022 (2.7 years)(f)	1,363,723	1,468,133
357414 — 4.0% 2018 (2.8 years)	2,734,109	2,855,008
888595 — 5.0% 2022 (2.8 years)	1,572,529	1,674,743
AD0629 — 5.0% 2024 (2.9 years)	6,466,701	6,887,036
995960 — 5.0% 2023 (3.0 years)	6,333,264	6,723,789
995692 — 4.5% 2024 (3.0 years)	10,137,391	10,647,428
357985 — 4.5% 2020 (3.0 years)	785,234	828,667
AE0031 — 5.0% 2025 (3.1 years)	9,164,477	9,728,665
930667 — 4.5% 2024 (3.1 years)	8,314,666	8,722,604
995755 — 4.5% 2024 (3.1 years)(f)	16,604,816	17,419,489
995693 — 4.5% 2024 (3.3 years)	10,977,067	11,543,072
890112 — 4.0% 2024 (3.7 years)	8,368,711	8,644,618
MA0043 — 4.0% 2024 (3.7 years)	6,613,858	6,823,642
AA4315 — 4.0% 2024 (3.7 years)	11,558,061	11,924,668
AA5510 — 4.0% 2024 (3.7 years)	7,302,856	7,534,494
931739 — 4.0% 2024 (3.9 years)	3,113,834	3,212,601
725232 — 5.0% 2034 (4.4 years)	2,481,692	2,625,152
		121,112,610
		225,321,015

	Principal amount	Value
Government National Mortgage Association — 0.3%
Collateralized Mortgage Obligations — 0.3%
GNR 2004-80 CL GC — 5.0% 2031
(0.5 years)	$3,000,000	$3,051,302
Non-Government Agency — 0.9%
Collateralized Mortgage Obligations — 0.9%
CMSI 2003-11 CL 2A1 — 5.5% 2033
(0.1 years)	80,942	80,806
GMACM 2003-J4 CL 3A1 — 4.75% 2018
(0.5 years)	1,220,495	1,250,725
CDMC 2003-7P CL A4 — 3.37% 2017
(Adjustable Rate) (0.7 years)(d)	797,325	812,129
SEMT 2010-H1 CL A1 — 3.75% 2040
(1.0 years)	6,588,894	6,722,152
WAMU 2003-S7 CL A1 — 4.5% 2018
(1.4 years)	495,929	503,616
Chase 2004-S1 CL A6 — 4.5% 2019
(2.3 years)	238,703	220,305
		9,589,733
Total Mortgage-Backed Securities
(Cost $370,745,253)		375,822,623

TAXABLE MUNICIPAL BONDS — 1.4%
Fond Du Lac Cnty, Wisconsin
3.0% 9/01/12	2,900,000	2,944,921
Stratford, Connecticut 6.55% 2/15/13	500,000	510,550
University of California 4.85% 5/15/13	990,000	1,067,596
Nebraska Public Power District
5.14% 1/01/14	1,000,000	1,077,970
Los Angeles, California Cmty Dev
6.0% 9/01/14	2,275,000	2,504,548
6.0% 9/01/15	1,220,000	1,341,659
Menomonee Falls, Wisconsin
4.25% 11/01/14	2,000,000	2,114,660
Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17	815,000	834,413
4.788% 6/01/18	1,000,000	1,014,780
Iowa State University Revenue
5.8% 7/01/22	1,335,000	1,309,795
Total Taxable Municipal Bonds
(Cost $14,172,889)		14,720,892

U.S.TREASURY AND GOVERNMENT AGENCY — 11.0%	Principal amount or shares	Value
U.S. Treasury — 6.4%
U.S. Treasury Note
1.125% 12/15/11	$15,000,000	$15,115,440
1.0% 4/30/12	20,000,000	20,164,920
2.625% 4/30/16	6,000,000	6,142,968
3.0% 8/31/16	5,000,000	5,191,405
3.0% 9/30/16	6,000,000	6,223,596
3.125% 10/31/16	6,000,000	6,259,686
3.125% 5/15/19	10,000,000	10,107,030
		69,205,045
Government Agency — 4.6%
Fannie Mae
1.0% 3/15/13(e)	10,000,000	10,008,770
2.0% 6/24/13	7,000,000	7,040,817
3.0% 9/16/15	6,000,000	6,032,778
2.25% 12/29/15(e)	8,000,000	8,030,032
2.0% 6/28/18(e)	8,000,000	8,028,696

Freddie Mac
5.5% 9/15/11	1,000,000	1,035,972
5.0% 11/13/14	3,000,000	3,365,958
3.0% 3/17/15	6,000,000	6,036,828
		49,579,851
Total U.S. Treasury and Government Agency
(Cost $116,746,361)		118,784,896

COMMON STOCKS — 1.5%
Redwood Trust, Inc.*	1,090,974	16,288,242
Newcastle Investment Corp.*	45,000	301,500
Total Common Stocks
(Cost $15,996,739)		16,589,742

SHORT-TERM SECURITIES — 17.6%	Principal amount or shares	Value
Wells Fargo Advantage Government Money Market Fund - Institutional Class 0.02%(a)	12,644,970	$12,644,970
U.S. Treasury Bills, 0.10% to 0.14%, 2/10/11 to 4/07/11(b)	$178,000,000	177,968,654
Total Short-Term Securities
(Cost $190,607,933)		190,613,624
Total Investments in Securities
(Cost $1,053,476,167)		1,078,479,755
Other Assets Less Other Liabilities — 0.4%		4,518,724
Net Assets — 100.0%		$1,082,998,479
Net Asset Value Per Share		$12.38

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at December 31, 2010.
(b)	Interest rates presented represent the yield to maturity at the date of purchase.
(c)	Number of years indicated represents estimated average life of mortgage-backed securities.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate presented represents the rate at December 31, 2010.
(f)	Security designated to cover a forward purchase commitment.

See Notes to Schedules of Investments

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2010 • (UNAUDITED)

MUNICIPAL BONDS — 98.7%	Principal amount	Value
Arizona — 1.2%
Mesa, Highway Project Advancement Notes, Revenue, Series 2009 3.5%, 7/01/15	$1,000,000	$1,031,600
Florida — 2.4%
Greater Orlando, Aviation Authority, Revenue, Series 2009A, AMT 6.0%, 10/01/16	1,000,000	1,138,620
Miami, Dade County, Aviation Revenue, Series 2010A 4.25%, 10/01/18	1,000,000	1,030,800
		2,169,420
Hawaii — 1.1%
State of Hawaii, Airports System Revenue, Refunding, Series 2010B, AMT 3.0%, 7/01/12	1,000,000	1,024,430
Illinois — 2.6%
Elgin, General Obligation, Refunding, Series 2003 5.125%, 12/15/14	1,020,000	1,104,201
Illinois Finance Authority, Revenue, Series 2009A, Northwestern Memorial Hospital 5.0%, 8/15/17	245,000	267,302
Illinois Health Facility Authority, Revenue, Series A, Evangelical Hospital Corp., Escrowed to Maturity 6.75%, 4/15/12	85,000	88,651
Springfield, Water Revenue, Series 2004 5.25%, 3/01/19	800,000	858,264
		2,318,418
Minnesota — 0.0%
Minnesota State Housing Financial Agency, Single Family
Mortgage, Series D
6.0%, 1/01/16	15,000	15,031
Nebraska —82.5%
Adams County, Hospital Authority #1, Revenue, Mary Lanning
Memorial Hospital Project, Radian Insured
4.25%, 12/15/16	250,000	258,135
4.4%, 12/15/17	250,000	257,855
5.3%, 12/15/18	700,000	700,385
Bellevue, Development Revenue, Bellevue University Project
Refunding, Series 2010B, 0.7%, 6/01/11	600,000	599,778
Series 2010A, 2.75%, 12/01/15	1,000,000	1,016,690
Blair, Water System Revenue, Bond Anticipation Notes, AMT
Series B, 4.65%, 6/15/12	500,000	501,035
Cornhusker Public Power District, Electric Revenue,
Refunding, Series 2010
0.75%, 7/01/12	660,000	658,614
2.4%, 7/01/17	400,000	394,796
Dawson County, Lexington Public School District #001,
General Obligation, Refunding
1.75%, 12/15/12	355,000	357,655
2.15%, 12/15/13	490,000	498,247

	Principal amount	Value
Dawson Public Power District, Electric Revenue, Series 2010B
2.25%, 12/15/17	$125,000	$121,369
2.75%, 12/15/19	100,000	95,652
Douglas County, Educational Facility Revenue,
Creighton University Project
Refunding, Series 2010A, 5.0% 7/01/16	430,000	463,802
Series 2005A, FGIC Insured, 3.5%, 9/01/12	255,000	264,297
Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured
5.125%, 9/01/17	250,000	250,112
Quality Living Inc. Project
4.7%, 10/01/17	255,000	210,561
Douglas County, Hospital Authority #2, Revenue,
Boys Town Project
4.75%, 9/01/28	500,000	487,705
Children’s Hospital Obligated Group
5.25%, 8/15/20	1,000,000	1,037,270
5.5%, 8/15/21	1,430,000	1,490,246
Nebraska Medical Center Project
5.0%, 11/15/14	380,000	408,557
5.0%, 11/15/15	295,000	317,980
Douglas County, Hospital Authority #3, Revenue, Refunding
Nebraska Methodist Health System
5.5%, 11/01/18	500,000	530,635
Douglas County, Elkhorn Public School District #10, Series 2010B
3.0%, 6/15/16	525,000	542,089
Douglas County, Millard Public School District #17, Refunding
FSA Insured, 4.0%, 11/15/13	500,000	527,250
4.0%, 6/15/17	750,000	789,825
Douglas County, Ralston Public School District #54, FSA Insured
5.2%, 12/15/26	500,000	515,040
Douglas County, Zoo Facility Revenue, Refunding,
Omaha’s Henry Doorly Zoo Project
4.2%, 9/01/16	600,000	628,716
4.75%, 9/01/17	200,000	210,668
Grand Island, Electric Revenue, MBIA Insured
5.0%, 8/15/14	500,000	509,480
5.125%, 8/15/16	500,000	509,785
Grand Island, Public Safety, Tax Anticipation Bonds, AMBAC Insured
4.1%, 9/01/14	480,000	486,610
Grand Island, Sanitary Sewer Revenue, Refunding, FSA Insured
3.3%, 4/01/13	870,000	875,194
3.45%, 4/01/14	650,000	653,477
Hastings, Electric System Revenue, Refunding, FSA Insured
5.0%, 1/01/19	750,000	759,697
La Vista, General Obligation, Refunding, Series 2009
2.5%, 11/15/15	415,000	419,362
3.0%, 11/15/17	640,000	640,518

	Principal amount	Value
Lancaster County, Hospital Authority #1, Revenue, Refunding, Bryan LGH Medical Center
Series A, 5.0%, 6/01/16	$500,000	$525,035
Series A, 5.0%, 6/01/17	500,000	519,710
Lincoln, Airport Authority Revenue, Refunding
5.2%, 7/01/19	200,000	200,528
Lincoln, Certificates of Participation
Series 2008, 3.0%, 3/15/11	1,085,000	1,091,033
Series 2010A, 0.5%, 3/15/11	280,000	280,022
Series 2010A, 2.4%, 3/15/17	395,000	394,269
Lincoln, Electric System Revenue, Refunding
5.0%, 9/01/18	1,000,000	1,112,450
Lincoln, General Obligation, Highway Allocation Fund
4.0%, 5/15/23	1,000,000	1,016,300
Lincoln, Parking Revenue, Refunding, Series A
5.375%, 8/15/14	205,000	205,765
Lincoln, Sanitary Sewer Revenue, Refunding, MBIA Insured
5.0%, 6/15/16	885,000	956,765
Lincoln, Water Revenue
5.0%, 8/15/22	800,000	816,744
Lincoln County, North Platte School District #001,
General Obligation, Refunding
2.0%, 12/15/13	770,000	782,990
Municipal Energy Agency of Nebraska, Power Supply System Revenue,
Refunding, Series A
AMBAC Insured, 5.0%, 4/01/13	380,000	396,899
BHAC Insured, 5.0%, 4/01/20	500,000	554,450
Nebraska Educational Financial Authority, Revenue, Refunding Hastings College Project
5.05%, 12/01/23	500,000	501,385
Nebraska Wesleyan University Project, Series 2002, Radian Insured
5.0%, 4/01/16	100,000	101,275
5.15%, 4/01/22	1,000,000	969,210
Nebraska Investment Finance Authority, Clean Water State
Revolving Fund, Series 2010#
0.7%, 6/15/11	2,085,000	2,085,000
Nebraska Investment Financial Authority, Revenue,
Drinking Water State Revolving Fund
Series 2001A, 5.15%, 1/01/16	200,000	203,200
Series 2010A, 4.0%, 7/01/25	750,000	721,207
Nebraska Investment Financial Authority, Health Facility Revenue,
Hospital Revenue, Great Plains Regional Medical Center Project,
Radian Insured
5.0%, 11/15/14	250,000	257,613

	Principal amount	Value
Nebraska Investment Financial Authority, Single Family Housing
Revenue, Series C, AMT
4.05%, 3/01/12	$235,000	$239,658
4.05%, 9/01/12	285,000	292,362
4.125%, 3/01/13	305,000	313,137
Nebraska Public Power District, Revenue
2003 Series A, 5.0%, 1/01/20	230,000	241,735
2005 Series B-2, 5.0%, 1/01/16	1,000,000	1,110,300
2007 Series B, 5.0%, 1/01/15	885,000	987,660
2007 Series B, 5.0%, 1/01/21	1,000,000	1,078,690
2008 Series B, 5.0%, 1/01/18	800,000	893,920
2010 Series C, 4.25%, 1/01/17	500,000	541,800
Nebraska State Colleges Facility Corp., Deferred Maintenance Revenue,
MBIA Insured
4.25%, 7/15/15	405,000	438,813
5.0%, 7/15/16	200,000	224,478
4.0%, 7/15/17	200,000	210,804
Nebraska Utilities Corp., Revenue, University of Nebraska
Lincoln Project
5.25%, 1/01/19	750,000	785,182
Omaha, Douglas County, General Obligation, Public Building Commission
5.1%, 5/01/20	750,000	761,873
Omaha, General Obligation, Refunding
3.75%, 6/01/14	1,000,000	1,082,410
5.25%, 10/15/19	250,000	289,818
Omaha, Public Facilities Corp., Lease Revenue, Omaha Baseball Stadium Project
Series 2009, 5.0%, 6/01/23	770,000	820,520
Series 2010, 4.125%, 6/01/29	650,000	575,289
Rosenblatt Stadium Project, Series C
3.9%, 10/15/17	235,000	250,597
3.95%, 10/15/18	240,000	252,115
Omaha Public Power District, Electric Revenue
Series A, Escrowed to Maturity
7.625%, 2/01/12	225,000	233,656
Series A, 4.25%, 2/01/18	1,650,000	1,740,420
Series A, 4.1%, 2/01/19	1,000,000	1,054,580
Series B, FGIC Insured, 4.75%, 2/01/36	1,000,000	939,960
Series C, 5.5%, 2/01/14	250,000	265,140
Omaha, Sanitary Sewer Revenue, MBIA Insured
4.0%, 11/15/12	520,000	549,988
4.0%, 11/15/14	250,000	271,683
Omaha, Special Tax, Revenue, Heritage Development Project, Series 2004
5.0%, 10/15/17	1,090,000	1,207,371

	Principal amount	Value
Papillion-La Vista, Sarpy County School District #27,
General Obligation
Refunding, Series 2009A,
3.15%, 12/01/17	$930,000	$950,758
Series 2009, 5.0%, 12/01/28	500,000	506,830
Papillion, Water System Revenue, Bond Anticipation Notes
Series C, 3.0%, 6/15/11	500,000	500,970
Series 2010, 1.65%, 6/15/13	1,000,000	1,000,000
Plattsmouth, General Obligation, Promissory Notes,
Series 2010
0.9%, 9/15/12	445,000	443,385
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A
AGC-ICC AMBAC Insured, 5.0%, 1/01/19	1,260,000	1,365,739
AMBAC Insured, 5.0%, 1/01/18	750,000	804,120
AMBAC Insured, 5.0%, 1/01/26	800,000	785,112
Sarpy County, Recovery Zone Facility Certificates of Participation,
Series 2010
2.35%, 12/15/18	155,000	145,320
2.6%, 12/15/19	135,000	124,762
Sarpy County, General Obligation, Sanitary & Improvement
District #111, Stoneybrook
5.9%, 3/15/13	300,000	300,810
Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured
4.625%, 9/15/21	1,000,000	1,047,290
State of Nebraska, Certificates of Participation
Series 2009B, 2.1%, 8/01/13	590,000	598,354
Series 2009C, 2.0%, 11/01/13	700,000	703,668
Series 2010B, 1.2%, 9/15/14	1,230,000	1,205,215
University of Nebraska, Facilities Corp.
Deferred Maintenance Revenue
Series 2006, 5.0%, 7/15/18	830,000	928,886
Series 2009, 2.0%, 7/15/11	1,000,000	1,009,010
Lease Rental Revenue
UNMC OPPD Exchange Project,
2.75%, 2/15/16	1,185,000	1,227,056
UNMC Research Center Project,
5.0%, 2/15/15	500,000	521,045
UNMC Sorell Center Project,
4.0%, 4/15/11	1,000,000	1,010,600

	Principal amount	Value
University of Nebraska, University Revenue,
Lincoln Memorial Stadium Project, Refunding, Series 2004A
5.0%, 11/01/19	$2,160,000	$2,324,117
Lincoln Parking Project, Refunding
4.0%, 6/01/17	1,070,000	1,139,283
Lincoln Student Fees and Facilities
4.6%, 7/01/17	570,000	595,211
5.0%, 7/01/23	1,000,000	1,050,340
Omaha Health & Recreation Project
4.05%, 5/15/19	390,000	413,790
5.0%, 5/15/33	700,000	698,089
Omaha Student Facilities Project
4.5%, 5/15/16	565,000	633,721
5.0%, 5/15/27	800,000	825,032
Wheat Belt Public Power District, Electric System Revenue,
Series 2009B
3.2%, 9/01/16	330,000	335,554
3.4%, 9/01/17	415,000	419,951
York County, Hospital Authority #1, Revenue, Refunding,
Hearthstone Project
2.2%, 6/01/12	200,000	202,030
2.7%, 6/01/13	150,000	151,977
York County, York Public School District #12, Refunding, Series 2010
0.75%, 12/15/12	220,000	217,835
		74,520,756
North Dakota — 0.9%
Grand Forks, Sales Tax Revenue, Refunding, Series 2005A
5.0%, 12/15/21	795,000	823,771
Ohio — 1.2%
Akron, General Obligation, Series 2003
5.0%, 12/01/17	1,030,000	1,115,644
Puerto Rico — 3.9%
Commonwealth, General Obligation, Refunding
FGIC Insured, 5.5%, 7/01/11	990,000	1,011,335
Series A, Assured Guaranty Insured
5.0%, 7/01/15	845,000	911,949
Electric Power Authority Revenue, Series RR, FSA Insured
5.0%, 7/01/20	1,000,000	1,041,860
Municipal Finance Agency, General Obligation, 2002 Series A,
FSA Insured, 5.25%, 8/01/16	500,000	523,000
		3,488,144

	Principal amount	Value
Virginia — 1.2%
Chesterfield County, General Obligation, Refunding, Series 2005B
5.0%, 1/01/17	$975,000	$1,094,896
Wisconsin — 1.7%
Milwaukee County, General Obligation, Refunding, Series 2005A
5.0%, 12/01/20	1,405,000	1,507,972
Total Municipal Bonds
(Cost $87,868,919)		89,110,082

SHORT-TERM SECURITIES — 0.3%	Shares	Value
Wells Fargo National Advantage Tax-Free Money Market Fund -
Institutional Class 0.18%(a)
(Cost $307,992)	307,992	307,992
Total Investments in Securities
(Cost $88,176,911)		89,418,074
Other Assets Less Other Liabilities — 1.0%		914,461
Net Assets — 100.0%		$90,332,535
Net Asset Value Per Share		$10.12

#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2010.

See Notes to Schedules of Investments

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS • DECEMBER 31, 2010 • (UNAUDITED)

U.S. TREASURY — 101.0%%†	Principal amount	Value
U.S. Treasury Bill
0.12% 1/13/11	$11,500,000	$11,499,548
0.16% 1/27/11	20,000,000	19,997,797
0.12% 2/03/11	4,000,000	3,999,578
0.13% 2/10/11	26,000,000	25,996,375
0.14% 3/31/11	23,000,000	22,992,324
Total U.S. Treasury		84,485,622

SHORT-TERM SECURITIES — 0.9%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.02%(a)	703,073	$703,073
Wells Fargo Advantage 100% Treasury Money Market Fund -
Service Class 0.01%(a)	52,556	52,556
Total Short-Term Securities		755,629
Total Investments in Securities
(Cost $85,241,251)		85,241,251
Other Liabilities in Excess of Other Assets — (1.9%)		(1,591,896)
Net Assets — 100.0%		$83,649,355
Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.
(a)	Rate presented represents the annualized 7-day yield at December 31, 2010.

See Notes to Schedules of Investments

Notes to Schedules of Investments (Unaudited):

(1)	Valuation of Investments

All Weitz Funds, excluding Government Money Market Fund

Investments are carried at value determined using the following valuation methods:

• Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

• Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

• Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

• The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

• The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

• The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

(2)	Significant Accounting Policies

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

(3)	Securities Transactions

The cost of investments is the same for financial reporting and Federal income tax purposes for the Short-Intermediate Income, Nebraska Tax-Free Income and Government Money Market Funds.  The cost of investments for Federal income tax purposes for the Value, Partners Value, Partners III, Hickory and Balanced Funds is $848,851,226, $637,959,220, $286,544,226, $251,857,431 and $72,046,774, respectively.

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Partners III	Hickory	Balanced	Short- Intermediate Income	Nebraska Tax-Free Income
Appreciation	$132,250,846	$89,564,283	$76,156,509	$49,957,670	$10,304,002	$26,946,501	$1,769,826
Depreciation	(40,165,305)	(24,521,944)	(5,519,905)	(7,718,712)	(787,637)	(1,942,913)	(528,663)
Net	$92,085,541	$65,042,339	$70,636,604	$42,238,958	$9,516,365	$25,003,588	$1,241,163

(4)	Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at December 31, 2010, include the following:

		Cost of Illiquid and/or Restricted Securities
	Acquisition Date	Value	Partners Value	Partners III	Hickory	Nebraska Tax-Free Income
Adelphia Recovery Trust, Series ACC-7	7/25/02	$494,900	$300,300 -	$-	$-	$-
CIBL, Inc.	9/09/96	-	-	-	94,596	-
Continental Resources	1/28/87	-	-	43,750	-	-
ICTC Group, Inc. – CL A	9/09/96	-	-	-	173,420	-
Intelligent Systems Corp.	12/03/91	-	-	2,899,379	-	-
LICT Corp.	9/09/96	-	-	-	2,352,374	-
Nebraska Investment Finance Authority,	9/09/96
Clean Water State Revolving Bond,
Series 2010, 0.7%, 6/15/11		-	-	-	-	2,085,000
Total cost of illiquid and/or restricted securities		$494,900	$300,300	$2,943,129	$2,620,390	$2,085,000
Value at 12/31/10		$-	$-	$3,208,300	$3,417,603	$2,085,000
Percent of net assets at 12/31/10		0.0%	0.0%	0.9%	1.2%	2.3%

(5)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Partners III
Name of Issuer	Number of Shares Held March 31, 2010	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2010	Value Dec. 31, 2010	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$2,928,300	$-	$-

* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(6)	Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the company’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

•
Equity securities (common and preferred stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate bonds – The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset backed securities – The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they woud be categorized as Level 3.

•
U.S. Government securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities – U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-through’s.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-through’s include to-be-announce (TBA) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-through’s are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments – Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Funds’ assets and liabilities carried at fair value:

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Information Technology	$211,923,260	$-	$-	$211,923,260
Consumer Discretionary	130,429,191	-	-	130,429,191
Financials	116,944,500	-	-	116,944,500
Materials	88,788,650	-	-	88,788,650
Industrials	86,700,650	-	-	86,700,650
Health Care	59,614,500	-	-	59,614,500
Consumer Staples	55,240,300	-	-	55,240,300
Energy	54,156,619	-	-	54,156,619
Short-Term Securities	137,139,097	-	-	137,139,097
Total Investments in Securities	$940,936,767	$-	$-	$940,936,767

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$160,086,485	$-	$-	$160,086,485
Information Technology	132,637,020	-	-	132,637,020
Financials	92,558,300	-	-	92,558,300
Health Care	52,789,000	-	-	52,789,000
Materials	49,159,389	-	-	49,159,389
Energy	43,854,000	-	-	43,854,000
Industrials	20,127,600	-	-	20,127,600
Short-Term Securities	151,789,765	-	-	151,789,765
Total Investments in Securities	$703,001,559	$-	$-	$703,001,559

Liabilities:
Options Written	$-	$(70,000)	$-	$(70,000)

Partners III
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$113,068,994	$-	$-	$113,068,994
Information Technology	72,086,134	2,928,300	280,000	75,294,434
Financials	47,776,500	-	-	47,776,500
Energy	32,718,400	-	-	32,718,400
Health Care	29,104,000	-	-	29,104,000
Materials	13,029,200	-	-	13,029,200
Industrials	8,302,600	-	-	8,302,600
Consumer Staples	1,458,000	-	-	1,458,000
Put Options	-	4,400	-	4,400
Short-Term Securities	36,424,302	-	-	36,424,302
Total Investments in Securities	$353,968,130	$2,932,700	$280,000	$357,180,830

Liabilities:
Securities Sold Short	$(50,150,570)	$-	$-	$(50,150,570)
Options Written	$-	$(49,650)	$-	$(49,650)

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$101,112,555	$-	$608,025	$101,720,580
Financials	33,074,500	-	-	33,074,500
Health Care	28,472,900	-	-	28,472,900
Materials	18,210,550	-	-	18,210,550
Energy	15,372,000	-	-	15,372,000
Information Technology	12,899,994	-	-	12,899,994
Consumer Staples	6,262,000	-	-	6,262,000
Industrials	5,002,000	-	-	5,002,000
Telecommunication Services	-	2,663,250	146,328	2,809,578
Short-Term Securities	70,272,287	-	-	70,272,287
Total Investments in Securities	$290,678,786	$2,663,250	$754,353	$294,096,389

Liabilities:
Options Written	$-	$(42,000)	$-	$(42,000)

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$9,297,600	$-	$-	$9,297,600
Information Technology	9,246,680	-	-	9,246,680
Materials	7,329,370	-	-	7,329,370
Financials	7,202,790	-	-	7,202,790
Health Care	5,105,190	-	-	5,105,190
Industrials	4,593,895	-	-	4,593,895
Consumer Staples	3,747,800	-	-	3,747,800
Energy	2,951,995	-	-	2,951,995
Corporate Bonds	-	7,598,323	-	7,598,323
Mortgage-Backed Securities	-	4,623,662	-	4,623,662
Taxable Municipal Bonds	-	323,514	-	323,514
Short-Term Securities	19,542,320	-	-	19,542,320
Total Investments in Securities	$69,017,640	$12,545,499	$-	$81,563,139

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	$-	$361,947,978	$-	$361,947,978
Mortgage-Backed Securities	-	375,822,623	-	375,822,623
Taxable Municipal Bonds	-	14,720,892	-	14,720,892
U.S. Treasury and Government Agency	-	118,784,896	-	118,784,896
Common Stocks	16,589,742	-	-	16,589,742
Short-Term Securities	190,613,624	-	-	190,613,624
Total Investments in Securities	$207,203,366	$871,276,389	$-	$1,078,479,755

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds:
Arizona	$-	$1,031,600	$-	$1,031,600
Florida	-	2,169,420	-	2,169,420
Hawaii	-	1,024,430	-	1,024,430
Illinois	-	2,318,418	-	2,318,418
Minnesota	-	15,031	-	15,031
Nebraska	-	74,520,756	-	74,520,756
North Dakota	-	823,771	-	823,771
Ohio	-	1,115,644	-	1,115,644
Puerto Rico	-	3,488,144	-	3,488,144
Virginia	-	1,094,896	-	1,094,896
Wisconsin	-	1,507,972	-	1,507,972
Short-Term Securities	307,992	-	-	307,992
Total Investments in Securities	$307,992	$89,110,082	$-	$89,418,074

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Treasury	$84,485,622	$-	$-	$84,485,622
Short-Term Securities	755,629	-	-	755,629
Total Investments in Securities	$85,241,251	$-	$-	$85,241,251

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.

The transfer shown below in the Hickory Fund was the result of a spin-off from a Level 2 security.

At December 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the following Funds’ fair values were as follows:

	Partners III	Hickory
	Investments in Securities	Investments in Securities
Common Stocks:
Beginning balance, March 31, 2010	$280,000	$341,700
Net realized gain (loss)	-	-
Net change in unrealized appreciation (depreciation)	-	266,325
Net purchases (sales)	-	-
Transfers in to Level 3 from Level 2	-	146,328
Transfers out of Level 3	-	-
Ending balance, December 31, 2010	$280,000	$754,353
Net change in unrealized appreciation (depreciation)
attributable to assets still held at end of period	$-	$266,325

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:          /s/ Wallace R. Weitz
Wallace R. Weitz

 President (Principal Executive Officer)

Date:       February  2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kenneth R. Stoll
Kenneth R. Stoll

Principal Financial Officer

Date:       February  2, 2011